Commitments and Contingencies - Office Lease (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Period of abatement	3 months
Rent expense	$ 125	$ 125